Average Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series Emerging Markets Fund	Dec. 30, 2024
Fidelity Series Emerging Markets Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.10%
Past 5 years	0.95%
Since Inception	(0.78%)	[1]
Fidelity Series Emerging Markets Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.46%
Past 5 years	0.23%
Since Inception	(1.46%)	[1]
Fidelity Series Emerging Markets Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.62%
Past 5 years	0.60%
Since Inception	(0.71%)	[1]
MC041
Average Annual Return:
Past 1 year	9.86%
Past 5 years	3.71%
Since Inception	1.62%

[1]	A From August 29, 2018 .